Segregated funds - Summary of Segregated Funds Net Assets (Detail) - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2018	Oct. 31, 2017
Disclosure of changes in segregated fund net assets [Line Items]
Net assets, at beginning of period	$ 1,216
Additions (deductions):
Net assets, at end of period	1,368	$ 1,216
Level 1 [member] | Segregated funds net assets [member]
Disclosure of changes in segregated fund net assets [Line Items]
Net assets, at beginning of period	1,216	981
Additions (deductions):
Deposits from policyholders	537	430
Net realized and unrealized gains (losses)	(40)	87
Interest and dividends	31	26
Payment to policyholders	(342)	(279)
Management and administrative fees	(34)	(29)
Net assets, at end of period	$ 1,368	$ 1,216